Business combination (Tables)	12 Months Ended
Dec. 31, 2025
Business combination
Summary of consideration paid and fair value of assets acquired and liabilities assumed

Consideration
Cash consideration paid	1,089,805
Share consideration	13,363
Total consideration paid	1,103,168

Allocation of consideration
Cash acquired	6,159
Capital assets	1,185,212
Exploration and evaluation assets	129,578
Acquired working capital deficit (1)	(23,179)
Lease liability	(3,434)
Asset retirement obligations	(46,190)
Deferred tax liability	(144,978)
Net assets acquired	1,103,168